Significant Accounting Policies, Revenue Recognition (Details) - Revenues [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [Abstract]
Concentration risk percentage	34.00%	30.00%	84.00%
Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	17.00%	0.00%	0.00%
Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	17.00%	0.00%	0.00%
Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	18.00%	0.00%
Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	12.00%	15.00%
Customer E [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	0.00%	47.00%
Customer F [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	0.00%	12.00%
Customer G [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	0.00%	10.00%